GECC Revenues from Services (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total	$ 38,084		$ 38,480		$ 40,318
Cembra
Equity Method Investment, Ownership Percentage			68.50%
Gain on Sale of Investments			351
Bank of Ayudhya
Gain on Sale of Investments			641
Sale Of Rockefeller Center
Gain on Sale of Investments			902
Eliminations
Total	1,551		1,546		1,273
GECC
Interest On Loans	16,386		16,915		17,350
Equipment leased to others	9,940		9,804		10,457
Fees	4,503		4,616		4,484
Investment Income	2,240		1,746		2,592
Financing leases	1,408		1,649		1,860
Associated companies	1,182		1,809		1,538
Premiums earned by insurance activities	1,509		1,573		1,715
Real estate investments	0		0		0
Other items	2,467		1,914		1,595
Total	39,635	[1]	40,026	[1]	41,591	[1]
Net other-than-temporary impairments on investment securities	(173)		(747)		(140)
GECC | Cembra
Gain (Loss) on Disposition of Business			351
GECC | GEMB-Nordics
Gain (Loss) on Disposition of Business	473
Brazilian Company
Gain (Loss) on Sale of Equity Investments			$ 96

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.